Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Fees and commissions receivable
Payment services	£ 1,024	£ 967		£ 876
Credit and debit card fees	661	522		460
Lending and financing	701	670		676
Brokerage	93	96		155
Investment management, trustee and fiduciary services	269	280		271
Underwriting fees	120	127		183
Other	47	32		83
Total	2,915	2,694	[1]	2,704	[1]
Fees and commissions payable	(623)	(574)	[1]	(722)	[1]
Net fees and commissions	2,292	2,120		1,982
Retail Banking
Fees and commissions receivable
Payment services	314	306		264
Credit and debit card fees	401	344		299
Lending and financing	17	13		42
Brokerage	43	48		54
Investment management, trustee and fiduciary services	4	3		3
Other				1
Total	779	714		663
Fees and commissions payable	(357)	(337)		(284)
Net fees and commissions	422	377		379
Private Banking
Fees and commissions receivable
Payment services	25	35		28
Credit and debit card fees	15	10		9
Lending and financing	8	10		7
Brokerage	6	6		6
Investment management, trustee and fiduciary services	219	230		225
Other	3	35		26
Total	276	326		301
Fees and commissions payable	(26)	(68)		(44)
Net fees and commissions	250	258		257
Commercial & Institutional
Fees and commissions receivable
Payment services	642	577		543
Credit and debit card fees	227	149		131
Lending and financing	673	643		625
Brokerage	44	42		94
Investment management, trustee and fiduciary services	46	45		41
Underwriting fees	120	127		183
Other	88	109		89
Total	1,840	1,692		1,706
Fees and commissions payable	(260)	(252)		(403)
Net fees and commissions	1,580	1,440		1,303
Central Items and other
Fees and commissions receivable
Payment services	43	49		41
Credit and debit card fees	18	19		21
Lending and financing	3	4		2
Brokerage				1
Investment management, trustee and fiduciary services		2		2
Other	(44)	(112)		(33)
Total	20	(38)		34
Fees and commissions payable	20	83		9
Net fees and commissions	£ 40	£ 45		£ 43

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.